SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)								3 Months Ended
	Nov. 05, 2021	Oct. 13, 2021	Mar. 09, 2021	Mar. 04, 2021	Jan. 05, 2021	Dec. 18, 2020	Dec. 09, 2020	Sep. 30, 2021	Jan. 01, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)						105,000,000,000	872,093,023
Debt instrument, maturity date						Dec. 18, 2025
Remaining principal amount of notes outstanding										$ 170,000
Series 1A Preferred Stock
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)								1,000,000,000
TubeSolar | Series 1A Preferred Stock
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)								100
Global Ichiban Limited | Secured Convertible Promissory Notes
Subsequent Event [Line Items]
Remaining principal amount of notes outstanding									$ 5,800,000
Tranche 2 SPA | TubeSolar | Series 1A Preferred Stock
Subsequent Event [Line Items]
Number of shares sold					2,500
Gross proceeds from issuance of private placement					$ 2,500,000
Settlement Agreement | Global Ichiban Limited | Secured Convertible Promissory Notes
Subsequent Event [Line Items]
Agreement entered date			Mar. 09, 2021
Debt conversion of outstanding secured promissory note			$ 5,800,000
Debt conversion, average lowest closing price			80.00%
Number of days period in consideration of conversion of the notes			5 days
Debt instrument, maturity date			Sep. 30, 2022
Settlement Agreement | Global Ichiban Limited | Secured Convertible Promissory Notes | Common Stock
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)			168,000,000
Subsequent Event | Nanyang Notes
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)		1,000,000,000
Remaining principal amount of notes outstanding		$ 100,000
Subsequent Event | Tranche 2 SPA | TubeSolar | Series 1A Preferred Stock
Subsequent Event [Line Items]
Number of shares sold					2,500
Gross proceeds from issuance of private placement					$ 2,500,000
Subsequent Event | Common Stock Purchase Agreement | Baybridge Capital Fund, LP | Private Placement
Subsequent Event [Line Items]
Agreement entered date				Mar. 04, 2021
Stock purchase agreement, authorized shares				75,000,000
Sale of shares, fixed price per share				$ 0.04
Gross proceeds from sale of shares				$ 3,000,000
Subsequent Event | Settlement Agreement | Global Ichiban Limited | Secured Convertible Promissory Notes
Subsequent Event [Line Items]
Agreement entered date			Mar. 09, 2021
Debt conversion of outstanding secured promissory note			$ 5,800,000
Debt conversion, average lowest closing price			80.00%
Number of days period in consideration of conversion of the notes			5 days
Debt instrument, maturity date			Sep. 30, 2022
Subsequent Event | Settlement Agreement | Global Ichiban Limited | Secured Convertible Promissory Notes | Common Stock
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)			168,000,000
Subsequent Event | Second Tranche of Common Stock Purchase Agreement
Subsequent Event [Line Items]
Stock purchased under purchase agreement, value	$ 5,000,000
Stock purchased under purchase agreement, shares	333,333,336